Compensation and benefits (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and benefits
in	2016	2015	2014
Compensation and benefits (CHF million)
Salaries and variable compensation	9,165	10,051	9,884
Social security	697	788	793
Other [1]	710	707	657
Compensation and benefits	10,572	11,546	11,334
1 Includes pension and other post-retirement expense of CHF 384 million, CHF 359 million and CHF 361 million in 2016, 2015 and 2014, respectively.

Bank
Compensation and benefits
in	2016	2015	2014
Compensation and benefits (CHF million)
Salaries and variable compensation	8,952	9,826	9,685
Social security	681	771	775
Other [1]	1,012	926	922
Compensation and benefits	10,645	11,523	11,382
1 Includes pension and other post-retirement expense of CHF 688 million, CHF 579 million and CHF 624 million in 2016, 2015 and 2014, respectively.